LONG-TERM INVESTMENTS - Available-for-sale securities (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Dec. 31, 2016 CNY (¥) shares	Jun. 30, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Available-for-sale securities
Unrealized securities holding gains (loss), net of tax			$ 2,369	¥ 16,449	¥ 68,069	¥ 28,458
Investment income (loss)			$ 886	¥ 6,157	(2,896)	¥ 1,865
Quanjude
Available-for-sale securities
Ordinary shares acquired in investment of available-for-sale (in shares) | shares		7,241,131
Price of investment (in RMB per share) | ¥ / shares		¥ 13.81
Consideration/purchase cost		¥ 100,000
Percentage of equity interest acquired		2.35%
Tang Palace
Available-for-sale securities
Ordinary shares acquired in investment of available-for-sale (in shares) | shares			8,430,000	8,430,000
Consideration/purchase cost				¥ 16,887
Percentage of equity interest acquired			1.99%	1.99%
Banyan Tree
Available-for-sale securities
Ordinary shares acquired in investment of available-for-sale (in shares) | shares	11,635,400
Consideration/purchase cost	¥ 27,328
Percentage of equity interest acquired			1.53%	1.53%
Cjia
Available-for-sale securities
Percentage of equity interest owned	22.52%			22.52%
Debt security term			60 months	60 months
Original value of convertible note	¥ 51,200			¥ 51,200
Period before maturity date for converting debt securities into ordinary shares under certain conditions			12 months	12 months
Investment income (loss)				¥ 24,615
Cost of equity-method investment	0			0
Carrying amount of convertible note	¥ 42,140			42,140
Chengjia Hotel Management Co., Ltd. | Cjia
Available-for-sale securities
Investment income from deconsolidation				49,630
Available-for-sale securities
Available-for-sale securities
Unrealized securities holding gains (loss), net of tax				¥ (4,856)	¥ 21,451